Balance Sheet Components - Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid expenses	$ 7,931	$ 4,586
Other current assets	392	539
Prepaid expenses and other current assets	$ 8,323	$ 5,125